Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings per share attributable to Company's stockholders:
Net income from continuing operations	$ 5,511	$ 22,885	$ 17,407
Discontinued operations, net of tax			(143)
Net income attributable to the Company's stockholders	5,511	22,885	17,264
Remuneration attributed to preferred convertible notes	(44)	(97)	(72)
Remuneration attributed to common convertible notes	(19)	(70)	(61)
Net income for the year adjusted	5,448	22,718	17,131
Earnings per share
Income available to preferred stockholders	2,063	8,591	6,566
Income available to common stockholders	3,385	13,842	10,353
Weighted Average Number of Shares, Treasury Stock		65,701	65,701
Total (in shares)	5,105,670	5,181,093	5,245,806
Earnings per preferred share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per common share (in dollars per share)	$ 1.07	$ 4.33	$ 3.23
Earnings per convertible note linked to preferred share (in dollars per share)		$ 6.39	$ 4.76
Earnings per convertible note linked to common share (in dollars per share)		$ 8.15	$ 6.52
Common stock
Earnings per share
Income available to convertible notes		80	59
Weighted average number of shares outstanding	3,172,179	3,197,063	3,210,023
Weighted Average Number of Shares, Treasury Stock		18,416	18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes		$ 205	$ 153
Weighted average number of shares outstanding	1,933,491	1,984,030	2,035,783
Weighted Average Number of Shares, Treasury Stock		47,285	47,285